UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877

                  Oppenheimer Rochester Arizona Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                            COUPON      MATURITY       VALUE
-----------                                                                          ------     ----------   -----------
MUNICIPAL BONDS AND NOTES--116.6%
ARIZONA--90.5%
$    20,000   AZ Health Facilities Authority (Northern Arizona Healthcare)(1)        5.250%     10/01/2016   $    19,235
     25,000   AZ Pronghorn Ranch Community Facilities District(1)                    7.000      07/15/2027        18,288
     15,000   AZ State University COP (Downtown Campus/Mercado)(1)                   5.625      07/01/2015        15,042
     15,000   AZ State University COP (Downtown Campus/Mercado)(1)                   5.750      07/01/2017        15,044
     80,000   AZ Student Loan Acquisition Authority(1)                               5.600      05/01/2013        79,656
    145,000   AZ Student Loan Acquisition Authority(1)                               5.750      05/01/2015       143,843
     85,000   AZ Student Loan Acquisition Authority(1)                               5.900      05/01/2024        75,589
     50,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)           7.000      12/01/2015        45,321
     20,000   Casa Grande, AZ IDA (Casa Grande Regional Medical Center)(1)           7.000      12/01/2017        17,322
    300,000   Centerra, AZ Community Facilities District(1)                          5.150      07/15/2031       161,328
    325,000   Centerra, AZ Community Facilities District(1)                          6.625      07/15/2032       214,760
      8,799   Central AZ Irrigation & Drain District(1)                              6.000      06/01/2016         8,088
     60,000   Chandler, AZ Street & Highway(1)                                       5.375      07/01/2014        60,153
     20,000   Cochise County, AZ IDA (Sierra Vista Community Hospital)(1)            6.750      12/01/2026        14,874
     10,000   Cochise County, AZ Unified School District No. 21 (St. David)(1)       5.000      07/01/2017        10,150
     45,000   Coconino County, AZ Pollution Control (Tucson Electric Power
                  Company)(1)                                                        7.125      10/01/2032        34,573
    660,000   Estrella Mountain Ranch, AZ Community Facilities District(1)           6.125      07/15/2027       454,212
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District(1)           6.200      07/15/2032       652,730
  1,000,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Golf Village)(1)                                                   6.750      07/01/2032       639,060
    525,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                  5.550      07/01/2022       342,605
    465,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                  5.700      07/01/2027       275,415
    505,000   Estrella Mountain Ranch, AZ Community Facilities District
                 (Montecito Assessment District)(1)                                  5.800      07/01/2032       282,002
     96,000   Festival Ranch, AZ Community Facilities District(1)                    5.000      07/01/2026        55,250
     96,000   Festival Ranch, AZ Community Facilities District(1)                    5.000      07/01/2032        49,834
    195,000   Festival Ranch, AZ Community Facilities District(1)                    5.300      07/15/2031       107,359
    250,000   Festival Ranch, AZ Community Facilities District(1)                    5.800      07/15/2032       146,943
     40,000   Gila County, AZ IDA (Cobre Valley Community Hospital)                  6.100      12/01/2025        27,714
    260,000   Gladden Farms, AZ Community Facilities District(1)                     5.350      07/15/2027       154,362
    500,000   Gladden Farms, AZ Community Facilities District(1)                     5.450      07/15/2032       278,815
    225,000   Goodyear, AZ IDA Water and Sewer (Litchfield Park Service
                 Company)(1)                                                         6.750      10/01/2031       166,397


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                            COUPON      MATURITY       VALUE
-----------                                                                          ------     ----------   -----------
$   380,000   Maricopa County & Phoenix, AZ IDA (Single Family)(1)                   5.800%     07/01/2040   $   358,678
      5,000   Maricopa County, AZ Hospital (Sun Health Corp.)(1)                     5.250      04/01/2019         5,107
     60,000   Maricopa County, AZ IDA (Catholic Healthcare)(1)                       5.000      07/01/2021        49,913
     30,000   Maricopa County, AZ IDA (Chaparral City Water Company)(1)              5.300      12/01/2022        30,017
    285,000   Maricopa County, AZ IDA (Citizens Utilities Company)(1)                6.200      05/01/2030       182,577
     10,000   Maricopa County, AZ IDA (Pennington Gardens)(1)                        5.100      09/20/2019         9,893
    525,000   Maricopa County, AZ IDA (Sun King Apartments)(1)                       6.750      05/01/2031       355,488
     20,000   Maricopa County, AZ IDA (Villas de Merced Apartments)(1)               5.500      12/20/2037        16,403
    220,000   Maricopa County, AZ IDA (Whispering Palms Apartments)(1)               5.900      07/01/2029       130,183
    455,000   Marley Park, AZ Community Facilities District(1)                       6.000      07/15/2026       298,594
    685,000   Marley Park, AZ Community Facilities District(1)                       6.100      07/15/2032       420,323
  1,750,000   Merrill Ranch, AZ Community Facilities District
                 No. 1 Special Assessment Lien(1)                                    7.400      07/15/2033     1,263,360
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                    6.000      07/01/2025        47,742
    400,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                    6.000      07/01/2032       278,104
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                    6.000      07/01/2032        44,631
     60,000   Mesa, AZ IDA (Mesa Student Hsg.)(1)                                    6.250      07/01/2032        46,141
    215,000   Navajo County, AZ IDA (Stone Container Corp.)                          7.400      04/01/2026        46,872
    500,000   Palm Valley, AZ Community Facility District No. 3(1)                   5.800      07/15/2032       288,360
     50,000   Parkway, AZ Community Facilities District No. 1 (Prescott
                 Valley)(1)                                                          5.350      07/15/2031        27,476
     10,000   Peoria, AZ Street & Highway(1)                                         5.750      07/01/2012        10,025
      5,000   Peoria, AZ Street & Highway(1)                                         5.750      07/01/2016         5,012
     20,000   Phoenix, AZ Hsg. Finance Corp.(1)                                      6.900      01/01/2023        20,014
    155,000   Phoenix, AZ IDA (Crossroads Apartments)(1)                             5.200      12/15/2021       140,303
    350,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)(1)                   6.250      07/01/2036       230,125
  1,000,000   Phoenix, AZ IDA (Gourmet Boutique West)(1)                             5.875      11/01/2037       593,530
  1,378,929   Phoenix, AZ IDA (Single Family Mtg.)(1)                                5.500      08/01/2038     1,298,744
     40,000   Phoenix, AZ IDA (Single Family Mtg.)(1)                                6.650      10/01/2029        39,675
     40,000   Phoenix, AZ Street & Highway(1)                                        6.100      07/01/2011        40,132
    170,000   Pima County, AZ IDA (Arizona Charter School)(1)                        6.500      07/01/2023       135,198
    500,000   Pima County, AZ IDA (Center for Academic Success)(1)                   5.500      07/01/2037       307,850
     15,000   Pima County, AZ IDA (Charter Schools)(1)                               6.375      07/01/2031        10,624
    180,000   Pima County, AZ IDA (Christian Senior Living)(1)                       5.050      01/01/2037       119,059
    125,000   Pima County, AZ IDA (Horizon Community Learning Center)(1)             5.250      06/01/2035        75,526
    150,000   Pima County, AZ IDA (International Studies Academy)(1)                 6.750      07/01/2031       111,630
     15,000   Pima County, AZ IDA (Phoenix Advantage Charter School)                 5.500      07/01/2033         7,560
     40,000   Pima County, AZ IDA (Single Family Mtg.)                               5.786(2)   11/01/2034         6,076


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                            COUPON      MATURITY       VALUE
-----------                                                                          ------     ----------   -----------
$   125,000   Pima County, AZ IDA (Sonoran Science Academy)(1)                       5.750%     12/01/2037   $    76,618
    150,000   Pima County, AZ IDA (Tucson Country Day School)(1)                     5.000      06/01/2037        85,449
  1,655,000   Pima County, AZ IDA (Tucson Electric Power Company)(1)                 7.250      07/15/2010     1,664,682
    150,000   Pima County, AZ IDA Water & Wastewater
                 (Global Water Resources)(1)                                         5.750      12/01/2032        90,117
  2,000,000   Pima County, AZ IDA Water & Wastewater
                 (Global Water Resources)(1)                                         6.550      12/01/2037     1,317,280
  1,000,000   Pima County, AZ IDA Water & Wastewater
                 (Global Water Resources)(1)                                         7.500      12/01/2038       744,710
     15,000   Pima County, AZ Junior College District(1)                             7.000      07/01/2009        15,413
    500,000   Prescott Valley, AZ Southside Community Facilities District No. 1(1)   7.250      07/01/2032       353,345
  1,000,000   Quailwood Meadows, AZ Community Facilities District(1)                 6.000      07/15/2022       709,870
    850,000   Quailwood Meadows, AZ Community Facilities District(1)                 6.125      07/15/2029       534,863
      5,000   San Luis, AZ Civic Improvement Corp. (Excise Tax)(1)                   5.000      07/01/2038         3,762
      5,000   Santa Cruz County, AZ Unified School District(1)                       6.000      07/01/2009         5,117
  1,000,000   Show Low Bluff, AZ Community Facilities District(1)                    5.600      07/01/2031       611,090
    465,000   Show Low Bluff, AZ Community Facilities District(1)                    5.875      07/15/2032       292,890
  2,000,000   Tartesso West, AZ Community Facilities District(1)                     5.900      07/15/2032     1,170,420
     15,000   Tempe, AZ Improvement Bonds (Improvement District No. 170)(1)          6.875      01/01/2011        15,118
    155,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)(1)                 6.000      07/01/2021       157,390
      5,000   Tucson, AZ COP(1)                                                      5.600      07/01/2011         5,084
     90,000   Tucson, AZ IDA (Joint Single Family Mtg.)(1)                           5.000      01/01/2039        78,082
      5,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)       5.000      01/01/2015         5,005
     15,000   Tucson, AZ Improvement District (Civano Neighborhood Phase 1)(1)       5.000      01/01/2018        15,006
      5,000   University Arizona Medical Center Corp. (University Medical
                 Center)(1)                                                          5.000      07/01/2033         3,342
    225,000   Verrado, AZ Community Facilities District No. 1(1)                     6.500      07/15/2027       167,024
     10,000   Via Linda, AZ Road Community Facilities District Scottsdale(1)         5.650      07/15/2018         7,956
    225,000   Vistancia, AZ Community Facilities District(1)                         6.750      07/15/2022       199,024
    975,000   Westpark, AZ Community Facilities District(1)                          5.250      07/15/2031       532,633
    180,000   Westpark, AZ Community Facilities District(1)                          5.300      07/15/2022       119,515
  1,535,000   Westpark, AZ Community Facilities District(1)                          5.450      07/15/2032       855,962
     50,000   Yuma County, AZ Jail District(1)                                       5.250      07/01/2012        50,103
                                                                                                             -----------
                                                                                                              21,503,779
                                                                                                             -----------
U.S. POSSESSIONS--26.1%
    800,000   Puerto Rico Aqueduct & Sewer Authority(1)                              6.000      07/01/2044       642,288
 33,225,000   Puerto Rico Children's Trust Fund (TASC)                               6.723(2)   05/15/2050       365,807


                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                            COUPON      MATURITY       VALUE
-----------                                                                          ------     ----------   -----------
$12,000,000   Puerto Rico Children's Trust Fund (TASC)                               8.101%(2)  05/15/2055   $    67,200
    250,000   Puerto Rico Electric Power Authority, Series TT(1)                     5.000      07/01/2032       188,333
  2,800,000   Puerto Rico Electric Power Authority, Series UU(3)                     3.301(4)   07/01/2031     1,306,725
    140,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                           5.600      10/01/2014       123,326
    400,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                           6.250      10/01/2024       285,760
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                           6.500      10/01/2037       773,572
     25,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                      5.375      02/01/2019        19,611
     75,000   Puerto Rico ITEMECF (Hospital Auxilio Mutuo)(1)                        5.500      07/01/2026        60,327
    515,000   Puerto Rico Port Authority (American Airlines), Series A               6.250      06/01/2026       227,905
  3,000,000   Puerto Rico Sales Tax Financing Corp., Series A(5)                     3.069(4)   08/01/2057     1,515,000
    500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                    4.700      07/01/2022       293,460
    140,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                    6.125      07/01/2022        97,210
     95,000   V.I. Public Finance Authority, Series A(1)                             5.500      10/01/2018        83,782
    200,000   V.I. Public Finance Authority, Series A(1)                             5.625      10/01/2025       155,864
                                                                                                             -----------
                                                                                                               6,206,170
                                                                                                             -----------
TOTAL INVESTMENTS, AT VALUE (COST $43,278,361)-116.6%                                                         27,709,949
                                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS-(16.6)                                                                  (3,947,454)
                                                                                                             -----------
NET ASSETS-100.0%                                                                                            $23,762,495
                                                                                                             ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See of accompanying Notes.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

(4.) Represents the current interest rate for a variable or increasing rate security.

(5.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $1,515,000, which represents 6.38% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --          $--
Level 2--Other Significant Observable Inputs      27,709,949           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
   Total                                         $27,709,949          $--
                                                 ===========          ===


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
IDA       Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
ROLs      Residual Option Longs
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $930,864 as of December 31, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2008, municipal bond holdings with a value of $1,306,725 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $1,995,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                                   MATURITY
  AMOUNT    INVERSE FLOATER(1)                             COUPON RATE(2)     DATE       VALUE
---------   --------------------------------------------   --------------   --------   ---------
 $805,000   Puerto Rico Electric Power Authority ROLs(3)       0.443%        7/1/31    $(688,275)


                6 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater".

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $1,306,725.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $4,728,000
Average Daily Interest Rate        2.993%
Fees Paid                     $  115,110
Interest Paid                 $   79,486


                7 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

Oppenheimer Rochester Arizona Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 43,553,861
                                 ============
Gross unrealized appreciation    $     10,107
Gross unrealized depreciation     (15,854,019)
                                 ------------
Net unrealized depreciation      $(15,843,912)
                                 ============


                8 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009